BBH Broad Market Fund
class n  shares (“BBBMX”)
class i  shares (“BBBIX”)

SUPPLEMENT DATED FEBRUARY 1, 2011
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2010, AS SUPPLEMENTED JULY 28, 2010 AND AUGUST 13, 2010

BBH Core Select
class n shares (“BBTEX”)

SUPPLEMENT DATED FEBRUARY 1, 2011
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2010, AS REVISED MAY 18, 2010, AS SUPPLEMENTED JULY 14, 2010 AND AUGUST 13, 2010

BBH Core Select
retail Class shares (“BBTRX”)

SUPPLEMENT DATED FEBRUARY 1, 2011
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 30, 2010, AS REVISED NOVEMBER 1, 2010

BBH International Equity Fund
class n shares (“BBHEX”)
class i shares (“BBHLX”)

SUPPLEMENT DATED FEBRUARY 1, 2011
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2010, AS SUPPLEMENTED AUGUST 13, 2010

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the respective Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

The first sentence of “Compensation” within “Board of Trustees” is deleted in its entirety and replaced with the following:

Effective January 1, 2011, each member of the Board receives a base annual fee of $55,000 and such base annual fee is allocated among all series of the Trust in equal amounts.  Prior to January 1, 2011, each member of the Board received a base annual fee of $50,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.